Lease Arrangements - Lease Liabilities (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Lease liabilities [abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 1,861.3		$ 1,828.0
Noncurrent portion	21,030.4	$ 753.5	20,560.6
Lease liabilities	$ 22,891.7		$ 22,388.6